Stock-based compensation - Status of the Share Performance Plans (Details)	12 Months Ended
	Dec. 31, 2022 EquityInstruments € / shares shares	Dec. 31, 2021 EquityInstruments € / shares shares	Dec. 31, 2020 EquityInstruments € / shares shares
Share-based payments
SPAs exercised	€ 1.00	€ 1.00
Share Performance Awards
Share-based payments
Outstanding at beginning of the year | EquityInstruments	1,325,450	1,570,113	2,149,562
SPAs granted | EquityInstruments	468,706	608,710	325,612
SPAs exercised | EquityInstruments	(209,043)	(701,278)	(865,687)
SPAs forfeited | EquityInstruments	(80,475)	(152,095)	(39,374)
Outstanding at end of the year | EquityInstruments	1,504,638	1,325,450	1,570,113
Thereof exercisable | EquityInstruments			432,450
Outstanding at beginning of the year	€ 1.00	€ 1.00	€ 1.00
SPAs granted	1.00	1.00	1.00
SPAs exercised	1.00	1.00	1.00
SPAs forfeited	1.00	1.00	1.00
Outstanding at the end of the year	1.00	1.00	1.00
Thereof exercisable	1.00	1.00	1.00
Weighted average share price	€ 34.27	€ 37.97	€ 24.26
Number of shares issued on exercise of awards | shares	344,458	1,195,954	1,501,254
Share Performance Awards | Management Board
Share-based payments
SPAs granted | EquityInstruments	139,229	160,048	77,214